General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of General and Administrative Expenses [Abstract]
Professional fees	$ 1,640,621	$ 1,998,625	$ 2,210,795
Investor relations	686,757	440,041	1,565,970
Share-based compensation	724,104	1,119,041	243,717
Consulting fees	37,359	131,769	96,421
Insurance	268,740	329,278	364,059
Transfer agent and regulatory fees	115,129	190,397	171,439
Depreciation of ROU asset	38,415	39,023	35,381
Salaries and benefits	66,175	57,340	37,838
Office and miscellaneous	33,352	55,538	31,670
Depreciation of property and equipment		1,065	1,915
Total general and administrative	$ 3,610,652	$ 4,362,117	$ 4,759,205